SUMMARY OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Building and building improvements		$ 8,952,555	$ 8,976,878
Computer software	1,024,274	1,024,274	875,925
Furniture and fixtures	287,421	237,042	237,045
Computer equipment	220,264	220,264	223,424
Leasehold improvements and other	399,306	394,306	263,208
Total property and equipment	1,931,265	10,828,441	10,576,480
Impairment of property and equipment			(100,165)
Accumulated depreciation and amortization	(1,605,742)	(1,558,248)	(891,174)
Property and equipment, net	$ 325,523	$ 9,270,193	$ 9,585,141